ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Schedule of accounts payable and accrued liabilities

	December 31,	December 31,
	2020	2019
Trade payables	$42,975	$36,253
Accrued liabilities	9,902	9,242
Lease obligations	8,806	14,118
DSU liability	2,980	1,745
RSU liability	2,766	3,811
Royalty payable	1,675	1,142
Accrued interest on convertible notes	660	660
Accrued interest on loan facility	18	29
Employee benefit liability	—	4,620
	$69,782	$71,620
Non-current portion of lease obligations	(3,822)	(8,130)
Non-current portion of RSU liability	(1,132)	(802)
Current portion of accounts payable and accrued liabilities	$64,828	$62,688

Schedule of lease obligations

	December 31,	December 31,
	2020	2019
Gross lease obligation - minimum lease payments
1 year	$5,320	$6,549
2-3 years	3,755	6,689
4-5 years	292	1,849
	$9,367	$15,087
Future interest expense on lease obligations	(561)	(969)
	$8,806	$14,118